ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5                 ACCOUNTS RECEIVABLE

The following summarizes the Group’s accounts receivable as of December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011

Accounts receivable	283,655	372,528
Less: allowance for doubtful accounts	(2,281)	(6,478)
	281,374	366,050

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011

Balance at beginning of the year	(511)	(2,281)
Acquisition of subsidiary	—	(631)
Charged to expenses	(1,770)	(5,847)
Write-off	—	2,281
Balance at end of the year	(2,281)	(6,478)